Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity
Schedule of Share Capital

Issued share capital	2022	2021
Common stock (amounts in US$ ‘000)	58	60
The share capital is distributed as follows:
Common shares, of nominal US$ 0.001	57,621,998	60,238,026
Total common shares in issue	57,621,998	60,238,026

Authorized share capital
US$ per share	0.001	0.001

Number of common shares (US$ 0.001 each)	5,171,949,000	5,171,949,000
Amount in US$	5,171,949	5,171,949

Schedule of Outstanding Common Shares

		Shares	Shares
		issued	closing	US$(`000)
GeoPark common shares history	Month	(millions)	(millions)	Closing
Shares outstanding at the end of 2020			61.0	61
Stock awards	May 2021	0.2	61.2	61
Buyback program	Jun 2021	(0.1)	61.1	61
Buyback program	Sep 2021	(0.4)	60.7	61
Buyback program	Dec 2021	(0.5)	60.2	60
Shares outstanding at the end of 2021			60.2	60
Buyback program	Mar 2022	(0.2)	60.0	60
Buyback program	Jun 2022	(0.5)	59.5	60
Stock awards	Jul 2022	0.1	59.6	60
Buyback program	Sep 2022	(1.1)	58.5	59
Buyback program	Dec 2022	(0.9)	57.6	58
Shares outstanding at the end of 2022			57.6	58

Schedule of Cash distributions

			Total amount
Date of declaration	Date of distribution	US$ per share	in US$ ‘000
March 4, 2020 (a)	April 8, 2020	0.0413	2,343
November 4, 2020 (a)	December 9, 2020	0.0206	1,258
November 4, 2020 (a)	December 9, 2020	0.0206	1,258
Cash distributions for the year ended December 31, 2020			4,859
March 10, 2021	April 13, 2021	0.0205	1,133
May 5, 2021	May 28, 2021	0.0205	1,220
August 4, 2021	August 31, 2021	0.0410	2,442
November 10, 2021	December 7, 2021	0.0410	2,429
Cash distributions for the year ended December 31, 2021			7,224
March 9, 2022	March 31, 2022	0.0820	4,847
May 11, 2022	June 10, 2022	0.0820	4,809
August 10, 2022	September 8, 2022	0.1270	7,345
November 9, 2022	December 7, 2022	0.1270	7,281
Cash distributions for the year ended December 31, 2022			24,282
(a)	The quarterly cash distributions were temporary suspended in April 2020 as part of the revised work program for 2020 due to the COVID-19 pandemic and the oil price crisis. On November 4, 2020, the Company’s board of directors declared an extraordinary cash distribution and also resumed the quarterly cash distributions.